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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-07242
                                  ----------------------------------------------

                                The Cutler Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3555 Lear Way                  Medford, Oregon                    97504
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)

                                 Erich M. Patten

Cutler Investment Counsel, LLC      3555 Lear Way        Medford, Oregon 97504
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (541) 770-9000
                                                     ---------------------------

Date of fiscal year end:        June 30, 2008
                          ------------------------------------

Date of reporting period:       March 31, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
    SHARES    COMMON STOCKS -- 97.8%                                 VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY -- 7.0%
    29,280    Home Depot, Inc. (The)                             $     818,962
    22,060    McGraw-Hill Cos., Inc. (The)                             815,117
    28,930    Nordstrom, Inc.                                          943,118
                                                                 -------------
                                                                     2,577,197
                                                                 -------------
              CONSUMER STAPLES -- 16.8%
    31,010    Archer-Daniels-Midland Co.                             1,276,372
    18,190    Kimberly-Clark Corp.                                   1,174,164
    19,430    PepsiCo, Inc.                                          1,402,846
    17,780    Procter & Gamble Co. (The)                             1,245,845
    36,520    Sysco Corp.                                            1,059,810
                                                                 -------------
                                                                     6,159,037
                                                                 -------------
              ENERGY -- 11.2%
    16,540    Chevron Corp.                                          1,411,854
    17,950    ConocoPhillips                                         1,367,970
    15,660    Exxon Mobil Corp.                                      1,324,523
                                                                 -------------
                                                                     4,104,347
                                                                 -------------
              FINANCIALS -- 11.8%
    25,800    JPMorgan Chase & Co.                                   1,108,110
    20,750    Lincoln National Corp.                                 1,079,000
    34,860    U.S. Bancorp                                           1,128,070
    35,100    Wells Fargo & Co.                                      1,021,410
                                                                 -------------
                                                                     4,336,590
                                                                 -------------
              HEALTH CARE -- 5.7%
    17,200    Johnson & Johnson                                      1,115,764
    47,220    Pfizer, Inc.                                             988,315
                                                                 -------------
                                                                     2,104,079
                                                                 -------------
              INDUSTRIALS -- 16.0%
    18,240    Caterpillar, Inc.                                      1,428,010
    21,800    Emerson Electric Co.                                   1,121,828
    32,650    General Electric Co.                                   1,208,376
    21,550    Pitney Bowes, Inc.                                       754,681
    19,800    United Technologies Corp.                              1,362,636
                                                                 -------------
                                                                     5,875,531
                                                                 -------------
              INFORMATION TECHNOLOGY -- 6.5%
    43,530    Intel Corp.                                              921,965
    12,500    International Business Machines Corp.                  1,439,250
                                                                 -------------
                                                                     2,361,215
                                                                 -------------

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS -- 97.8% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
              MATERIALS -- 9.2%
    32,520    Alcoa, Inc.                                        $   1,172,671
    24,240    Dow Chemical Co. (The)                                   893,244
     5,460    Vulcan Materials Co.                                     362,544
    14,390    Weyerhaeuser Co.                                         935,926
                                                                 -------------
                                                                     3,364,385
                                                                 -------------
              TELECOMMUNICATIONS SERVICES -- 6.0%
    32,770    AT&T, Inc.                                             1,255,091
    25,450    Verizon Communications, Inc.                             927,652
                                                                 -------------
                                                                     2,182,743
                                                                 -------------
              UTILITIES -- 7.6%
    16,850    Exelon Corp.                                           1,369,399
    29,780    National Fuel Gas Co.                                  1,405,914
                                                                 -------------
                                                                     2,775,313
                                                                 -------------

              TOTAL COMMON STOCKS (Cost $27,712,189)             $  35,840,437
                                                                 -------------

================================================================================
    SHARES    MONEY MARKET FUNDS -- 2.2%                             VALUE
--------------------------------------------------------------------------------
   825,378    Fidelity Institutional Money Market Portfolio
                - Select Class (Cost $825,378)                   $     825,378
                                                                 -------------

              TOTAL INVESTMENTS AT VALUE -- 100.0%
                (Cost $28,537,567)                               $  36,665,815

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)           (8,667)
                                                                 -------------

              NET ASSETS -- 100.0%                               $  36,657,148
                                                                 =============

See accompanying notes to schedule of investments.

CUTLER EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


1.   SECURITIES VALUATION

The Cutler Equity Fund's (the "Fund") portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund's investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.


2.   INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2008:


            Cost of portfolio investments         $ 28,585,479
                                                  ============

            Gross unrealized appreciation         $ 10,222,327
            Gross unrealized depreciation           (2,141,991)
                                                  ------------

            Net unrealized appreciation           $  8,080,336
                                                  ============


The difference between the federal income tax cost of portfolio investments and the schedule of investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Cutler Trust
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By (Signature and Title)*     /s/ Erich M. Patten
                           -----------------------------------------------------
                             Erich M. Patten, President


Date          May 28, 2008
      ---------------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Erich M. Patten
                           -----------------------------------------------------
                             Erich M. Patten, President


Date          May 28, 2008
      ---------------------------------------------------



By (Signature and Title)*     /s/ Matthew C. Patten
                           -----------------------------------------------------
                             Matthew C. Patten, Treasurer


Date          May 28, 2008
      ---------------------------------------------------



* Print the name and title of each signing officer under his or her signature.